BUSINESS COMBINATIONS: - Acquisitions (Details) - Tapjoy Inc $ in Thousands	1 Months Ended
Jan. 31, 2022 USD ($)
Business Acquisition [Line Items]
Fair value of consideration transferred	$ 391,252
Payment of cash consideration	392,034
General and administrative expenses
Business Acquisition [Line Items]
Costs associated with acquisition	3,300
Share options and restricted share units
Business Acquisition [Line Items]
Estimated fair value	3,245
Purchase consideration
Business Acquisition [Line Items]
Estimated fair value	1,498
Payment of cash consideration	389,754
Future services and continued employment
Business Acquisition [Line Items]
Estimated fair value	1,747
Payment of cash consideration	$ 2,280
Technology
Business Acquisition [Line Items]
Estimated useful life	6 years
Customer relationships
Business Acquisition [Line Items]
Estimated useful life	8 years
Trade Name
Business Acquisition [Line Items]
Estimated useful life	5 years